Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock shares issued	17,147,534	17,147,534
Common stock shares outstanding	17,147,534	17,147,534
Common stock shares authorized	1,000,000,000	1,000,000,000
Parent Company [Member]
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock shares issued	17,147,534	17,147,534
Common stock shares outstanding	17,147,534	17,147,534
Common stock shares authorized	1,000,000,000	1,000,000,000